PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT.
Schedule of detail information about property, plant and equipment

				Advances
			Machinery	paid and	Property,
		Buildings and	and	construction	plant and
USD million	Land	constructions	equipment	in progress	equipment
Initial cost at January 1, 2023	34.9	327.6	419.6	33.8	815.9
Business combinations	—	—	1.3	—	1.3
Additions	—	30.4	26.9	88.5	145.9
Divestments and disposals	—	0.0	(1.5)	—	(1.5)
Transfers	—	11.5	1.1	(48.9)	(36.4)
Translation differences	1.0	5.4	9.6	1.5	17.5
Balance at December 31, 2023	35.9	374.9	457.0	74.9	942.7
Accumulated depreciation and impairment losses at January 1, 2023	—	181.4	272.5	—	454.0
Depreciation during the period	—	34.3	37.8	—	72.1
Divestments and disposals	—	—	(1.0)	—	(1.0)
Transfers	—	(17.0)	(15.7)	—	(32.7)
Translation differences	—	2.4	6.0	—	8.4
Balance at December 31, 2023	—	201.1	299.6	—	500.8

Total Balance at December 31, 2023	35.9	173.8	157.4	74.9	441.9

				Advances
			Machinery	paid and	Property,
		Buildings and	and	construction	plant and
USD million	Land	constructions	equipment	in progress	equipment
Initial cost at January 1, 2022	35.6	315.6	436.4	34.1	821.7
Additions	—	28.5	15.1	33.1	76.7
Divestments and disposals	—	0.0	(0.1)	—	(0.2)
Transfers	0.9	(2.4)	(9.7)	(32.2)	(43.4)
Translation differences	(1.6)	(14.0)	(22.0)	(1.3)	(39.0)
Balance at December 31, 2022	34.9	327.6	419.6	33.8	815.9
Accumulated depreciation and impairment losses at January 1, 2022	—	167.7	285.3	—	453.0
Depreciation during the period	—	30.2	33.0	—	63.3
Divestments and disposals	—	0.0	(0.1)	—	(0.1)
Transfers	—	(8.6)	(30.1)	—	(38.8)
Translation differences	—	(7.9)	(15.6)	—	(23.5)
Balance at December 31, 2022	—	181.4	272.5	—	454.0

Total Balance at December 31, 2022	34.9	146.2	147.1	33.8	361.9